Related Party (Details Narrative) - USD ($)								9 Months Ended		12 Months Ended
	Aug. 24, 2017	Jan. 22, 2017	Sep. 02, 2016	Mar. 02, 2016	Dec. 29, 2015	Jul. 21, 2015	Jan. 25, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 19, 2015	Feb. 28, 2015	Feb. 14, 2015
Additional compensation expense										$ 431,500	$ 460,191
Number of restricted stock issued during period					3,000,000
Fair value of issued common stock					$ 5,400			$ (178,300)	$ (339,000)	(339,000)	(248,600)
Shares issued for services, shares	5,005,435
Number of shares issued for services								(823,779)	(7,000)	(92,500)	(211,591)
Officer compensation expense								673,636	$ 146,923	175,673	228,330
Officer balance owed								$ 93,209		$ 31,343	$ 64,624
Mark Bradley [Member] | Series C Preferred Stock [Member]
Preferred stock, shares issued				6,250,000
Unpaid compensation amount				$ 18,750
Value of shares issued in lieu of unpaid compensation				192,000
Additional compensation expense				$ 173,250
CEO [Member]
Number of common shares issued in satisfaction of unpaid compensation			20,400,000
Value of common shares in satisfaction of unpaid compensation			$ 102,000
Fair value of issued common stock		$ 34,600
Warrants held by related party												120,000		80,000
Warrants strike price per share												$ 0.15		$ 0.15
Shares issued for services, shares		2,000,000					1,500,000
Number of shares issued for services		$ 34,600					$ 24,600
CEO [Member] | Series C Preferred Stock [Member]
Preferred stock, shares issued						5,750,000
Unpaid compensation amount						$ 17,250
Value of shares issued in lieu of unpaid compensation						164,000
Additional compensation expense						$ 146,750
Three Directors [Member]
Fair value of issued common stock		$ 34,600
Shares issued for services, shares		2,000,000	3,000,000
Number of shares issued for services		$ 34,600	$ 45,000
President [Member]
Number of restricted stock issued during period					3,000,000		1,500,000
Fair value of issued common stock					$ 5,400		$ 24,600
Directors [Member]
Number of restricted stock issued during period					3,000,000		1,500,000
Fair value of issued common stock					$ 5,400		$ 24,600
Options held by related party													300,000
Another One Directors [Member]
Number of restricted stock issued during period					3,000,000
Fair value of issued common stock					$ 5,400